Transmission Rights and Programming (Tables)	12 Months Ended
Dec. 31, 2020
Transmission Rights and Programming.
Schedule of transmission rights and programming

	2020		2019
Transmission rights	Ps.	9,695,030	Ps.	8,671,434
Programming		4,683,980		5,709,414
		14,379,010		14,380,848
Non-current portion of:
Transmission rights		5,257,926		4,630,513
Programming		2,724,870		3,271,077
		7,982,796		7,901,590
Current portion of transmission rights and programming	Ps.	6,396,214	Ps.	6,479,258